FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 12,333,884	$ 1,737,191	¥ 11,692,773		¥ 9,721,225
Short-term Investments	7,454,633	1,049,963	5,753,483
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries | ¥	3,455,119		3,950,544
Long-term investment	12,170,881	1,714,233	7,322,545
TOTAL ASSETS	88,465,221	12,460,066	78,523,586
LIABILITIES AND EQUITY
Convertible senior notes	7,029,550	990,091	6,788,971
Total Liabilities	28,184,813	3,969,748	24,051,116
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023)	525	74	535
Additional paid-in capital	24,201,745	3,408,744	26,717,727
Treasury shares, at cost (11,671,525 and 3,000,000 shares as of December 31, 2022 and 2023, respectively)	(510,986)	(71,971)	(2,062,530)
Retained earnings	36,301,185	5,112,915	29,459,491
Accumulated other comprehensive loss	(190,724)	(26,862)	(86,672)
Total Equity	60,280,408	8,490,318	54,472,470		48,927,581	¥ 49,099,698
TOTAL LIABILITIES AND EQUITY	¥ 88,465,221	$ 12,460,066	¥ 78,523,586
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	812,866,663	812,866,663	826,943,309	826,943,309
Ordinary shares, shares outstanding	804,719,252	804,719,252	809,247,109	809,247,109
Treasury shares, at cost	3,000,000	3,000,000	11,671,525	11,671,525
Related Party
LIABILITIES AND EQUITY
Amounts due to related parties	¥ 234,683	$ 33,054	¥ 49,138
Nonrelated Party [Member]
LIABILITIES AND EQUITY
Amounts due to related parties	7,236,716	1,019,271	6,724,743
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
ASSETS
Cash and cash equivalents	8,881	1,251	70,937	$ 9,991	¥ 621,034	¥ 3,443,624
Short-term Investments	1,020,094	143,677	2,487,775
Investments in equity investees including subsidiaries, consolidated VIE, VIE's subsidiaries	65,804,572	9,268,380	58,323,580
Long-term investment	69,629	9,807
TOTAL ASSETS	66,903,176	9,423,115	60,882,292
LIABILITIES AND EQUITY
Dividends Payable	1,548	218	1,497
Convertible senior notes	7,029,550	990,091	6,788,971
Total Liabilities	7,101,431	1,000,215	6,853,741
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022; 812,866,663 shares issued and 804,719,252 shares outstanding as of December 31, 2023)	525	74	535
Additional paid-in capital	24,201,745	3,408,744	26,717,727
Treasury shares, at cost (11,671,525 and 3,000,000 shares as of December 31, 2022 and 2023, respectively)	(510,986)	(71,971)	(2,062,530)
Retained earnings	36,301,185	5,112,915	29,459,491
Accumulated other comprehensive loss	(190,724)	(26,862)	(86,672)
Total Equity	59,801,745	8,422,900	54,028,551
TOTAL LIABILITIES AND EQUITY	¥ 66,903,176	$ 9,423,115	¥ 60,882,292
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	812,866,663	812,866,663	826,943,309	826,943,309
Ordinary shares, shares outstanding	804,719,252	804,719,252	809,247,109	809,247,109
Treasury shares, at cost	3,000,000	3,000,000	11,671,525	11,671,525
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC. | Nonrelated Party [Member]
LIABILITIES AND EQUITY
Amounts due to related parties	¥ 70,333	$ 9,906	¥ 63,273